Nature of Operations (Details)	3 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2011 segment	Dec. 31, 2011 segment
Nature of Operations [Abstract]
Number of Reportable Segments		2	3
Number of Reportable Segments Consolidated	2
Number of Reportable Segments After Consolidation	1